Securitizations and Variable Interest Entities - Carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2018	Mar. 31, 2017
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 3,579	¥ 4,496
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	3,650	4,557
Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	35	65
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	35	65
Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	110	109
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	110	109
CMBS and RMBS
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	2,775	3,754
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	2,775	3,754
Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	174	146
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	174	146
Derivatives [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets		0
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs		2
Private equity investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	13	24
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	13	24
Loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	455	388
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	455	388
Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	17	10
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	17	10
Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 71	¥ 59